Significant Accounting Policies, Impairment of Long-Lived Assets (Vessel) (Predecessor) (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment of Long-Lived Assets (Vessel) [Abstract]
Term of estimated charter rates used to determine undiscounted projected operating cash flows		1 year
Term of historical charter rates used to determine undiscounted projected operating cash flows		10 years
Impairment loss		$ 0
United Maritime Predecessor [Member]
Impairment of Long-Lived Assets (Vessel) [Abstract]
Term of estimated charter rates used to determine undiscounted projected operating cash flows	1 year
Term of historical charter rates used to determine undiscounted projected operating cash flows	10 years
Impairment loss	$ 0		$ 0	$ 0